STOCKHOLDER'S EQUITY (Details Narrative) - USD ($)		4 Months Ended	8 Months Ended	9 Months Ended	12 Months Ended
	Jan. 21, 2016	Feb. 28, 2017	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2016	Oct. 31, 2016	Jul. 31, 2018	Jul. 13, 2018	Nov. 12, 2015
Common stock, authorized			80,000,000	80,000,000	80,000,000	80,000,000	80,000,000
Common stock, par value (in dollars per share)			$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Preferred stock, authorized			20,000,000	20,000,000	20,000,000	20,000,000	20,000,000
Preferred stock, par value (in dollars per share)			$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common stock, issued			31,645,000	31,475,000	31,475,000	31,475,000	31,845,000	200,000
Common stock, outstanding			31,645,000	31,000,000	31,000,000	31,000,000	31,845,000
Accumulated deficit			$ (314,061)	$ (197,311)	$ (197,311)	$ (197,311)	$ (408,100)
Number of shares sold			60,000
Share price (in dollars per share)			$ 0.50
Cash received from sale of common stock			$ 30,000
Common shares issued for services			$ (35,000)		$ (31,000)
Common shares issued for services (in shares)			70,000
Three Officers and Directors [Member]
Common stock, par value (in dollars per share)	$ 0.001
Common stock, issued	30,000,000
Consultant [Member]
Common shares issued for services (in shares)	1,000,000
Investor [Member]
Number of shares sold				475,000
Share price (in dollars per share)				$ 0.50	$ 0.50	$ 0.50
Cash received from sale of common stock				$ 237,500
Description of shares issued				Each unit consists of one share of our common stock, and one warrant to purchase one share of common stock within 24 months of issuance, for $2.00.
Predecessor [Member]
Common stock, authorized				80,000,000	80,000,000	80,000,000
Common stock, par value (in dollars per share)				$ 0.001	$ 0.001	$ 0.001
Preferred stock, authorized				20,000,000	20,000,000	20,000,000
Preferred stock, par value (in dollars per share)				$ 0.001	$ 0.001	$ 0.001
Common stock, issued				31,645,000	31,645,000	31,645,000
Common stock, outstanding				31,645,000	31,645,000	31,645,000
Accumulated deficit				$ (86,940)	$ (86,940)	$ (86,940)
Cash received from sale of common stock